GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 N. Water Street

Milwaukee, WI 53202

Phone (414) 273-3500   Fax (414) 273-5198

July 29, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:

Luxemburg Bancshares, Inc. Preliminary Proxy Material

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of Luxemburg Bancshares, Inc. (the “Company”), please find Amendment No. 1 to the Preliminary Proxy Statement and Form of Proxy relating to the Annual Meeting of Shareholders of the Company which was filed on June 14, 2005.  Also enclosed is a Schedule 14A cover sheet.

If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Patrick S. Murphy

Patrick S. Murphy

cc:

John A. Slatky

Sheri L. Knope

Larry D. Lieberman